Risk/Return Detail Data - FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO	Oct. 23, 2025 USD ($)
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.05%
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	$ 26
FidelitySAI0-5YearInflation-ProtectedBondIndexFund-PRO | Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund seeks to provide investment results that correspond to the total return of the inflation-protected sector of the United States Treasury market.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in inflation-protected debt securities included in the Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index. The Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index is a value-weighted index that measures the performance of inflation-protected securities issued by the U.S. Treasury that have a remaining average life of less than 5 years. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index using a smaller number of securities. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund | FIDELITY SAI EMERGING MARKETS MOMENTUM INDEX FUND
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.15%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[3]
Expenses (as a percentage of Assets)	0.25%
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80
FidelitySAIEmergingMarketsMomentumIndexFund-PRO | Fidelity SAI Emerging Markets Momentum Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® SAI Emerging Markets Momentum Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® SAI Emerging Markets Momentum Index Fund seeks to provide investment results that correspond to the total return of emerging markets stocks with high momentum characteristics.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of companies included in the Fidelity Emerging Markets Momentum Focus IndexSM. The Fidelity Emerging Markets Momentum Focus Index SM is designed to reflect the performance of stocks of large- and mid-capitalization companies in emerging markets based on price and earnings momentum metrics. The Fidelity Emerging Markets Momentum Focus Index SM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all emerging markets stocks meeting certain market capitalization, liquidity, and investability requirements. The index is rebalanced monthly, with a provision to make adjustments for certain corporate actions on as as-needed basis. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price-to-earnings (P/E) ratio, price-to-book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Emerging Markets Momentum Focus IndexSM. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Salem Street Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A Based on estimated amounts for the current fiscal year.